Brown Advisory Sustainable International Leaders Fund
Schedule of Investments
March 31, 2023 (Unaudited)

Common Stocks - 97.9%
Brazil - 3.4%
330,786	B3 S.A. - Brasil Bolsa Balcao	674,174
Canada - 3.9%
5,581	Waste Connections, Inc.	776,756
China - 3.9%
72,800	AIA Group, Ltd.	763,480
Denmark - 3.9%
5,899	Coloplast A/S	776,706
Finland - 3.1%
11,853	Kone OYJ	618,185
France - 9.6%
859	LVMH Moet Hennessy Louis Vuitton SE	788,487
7,504	Safran S.A.	1,110,872
		1,899,359
Germany - 8.2%
7,747	CTS Eventim AG & Co. KGaA*	484,313
5,843	Deutsche Boerse AG	1,137,696
		1,622,009
India - 4.0%
11,816	HDFC Bank Ltd. ADR	787,773
Indonesia - 2.9%
1,821,083	Bank Rakyat Indonesia Persero	577,015
Japan - 5.5%
1,388	Keyence Corp.	680,271
8,700	Shiseido Co., Ltd.	407,884
		1,088,155
Netherlands - 10.4%
448	Adyen NV*	713,859
784	ASML Holding NV	534,257
6,421	Wolters Kluwer NV	810,569
		2,058,685
Sweden - 4.0%
69,215	Atlas Copco AB	796,162
Switzerland - 7.1%
2,296	Roche Holding AG	656,065
2,669	Sika AG	748,642
		1,404,707
United Kingdom - 22.0%
26,824	Compass Group PLC	674,125
20,328	Experian PLC	669,351
50,623	Howden Joinery Group PLC	437,103
7,989	London Stock Exchange Group PLC	775,965
139,494	Rentokil Initial PLC	1,019,493
14,784	Unilever PLC	766,089
		4,342,126
United States - 6.0%
261	Booking Holdings, Inc.*	692,279
2,595	NXP Semiconductors NV	483,903
		1,176,182
Total Common Stocks (Cost $16,956,023)		19,361,474

Short-Term Investments - 1.8%
Money Market Funds - 1.8%
362,859	First American Government Obligations Fund - Class Z, 4.61%#	362,859
Total Short-Term Investments (Cost $362,859)		362,859
Total Investments - 99.7% (Cost $17,318,882)		19,724,333
Other Assets in Excess of Liabilities - 0.3%		63,967
NET ASSETS - 100.0%		$19,788,300

* Non-income producing
ADR - American Depositary Receipt
# Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, the Fund's investments were categorized as follows:

	Level 1	Level 2	Level 3
Common Stocks	$3,414,885	$15,946,589	$-
Short-Term Investments	362,859	-	-
Total Investments	$3,777,744	$15,946,589	$-